AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 1999
                                   (UNAUDITED)

                             AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS


                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 1999

                                   (UNAUDITED)






                                    CONTENTS




Statement of Assets, Liabilities and Partners' Capital.................    1
Statement of Operations................................................    2
Statement of Changes in Partners' Capital - Net Assets.................    3
Notes to Financial Statements..........................................    4
Schedule of Portfolio Investments......................................   13
Schedule of Securities Sold, Not Yet Purchased.........................   18
Schedule of Written Options............................................   20

AUGUSTA PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                             JUNE 30, 1999
                                                                              (UNAUDITED)
ASSETS

Cash                                                                            $  6,215
Investments in securities, at market (identified cost - $129,879)                163,127
Due from broker                                                                    6,617
Dividends receivable                                                                 893
Interest receivable                                                                   41
Organizational costs (net of accumulated amortization of $390)                       301
Other assets                                                                          47
                                                                                --------
         TOTAL ASSETS                                                            177,241
                                                                                --------


LIABILITIES

Securities sold, not yet purchased, at market (proceeds of sales - $15,982)       16,244
Outstanding options written, at value (premiums received - $1,437)                 1,296
Loan interest payable                                                                  6
Dividends payable on securities sold, not yet purchased                                7
Management fee payable                                                               122
Accrued expenses                                                                     298
                                                                                --------
         TOTAL LIABILITIES                                                        17,973
                                                                                --------
                      NET ASSETS                                                $159,268
                                                                                ========

PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions - net                                                      $48,932
Accumulated net investment loss                                                   (1,617)
Accumulated net realized gain on investments                                      78,826
Accumulated net unrealized appreciation                                           33,127
                                                                                --------
         PARTNERS' CAPITAL - NET ASSETS                                         $159,268
                                                                                ========

The accompanying notes are an integral part of these financial statements.

 AUGUSTA PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                              JUNE 30, 1999
                                                                               (UNAUDITED)
                                                                                 ASSETS
INVESTMENT INCOME

   Dividends                                                                    $    437
   Interest                                                                          538
                                                                                --------
                                                                                     975
                                                                                --------
EXPENSES
   OPERATING EXPENSES:
     Management fee                                                                  623
     Professional fees                                                               174
     Administration fees                                                              93
     Amortization of organizational costs                                             69
     Custodian fees                                                                   47
     Insurance expense                                                                15
     Individual General Partners' fees and expenses                                   14
     Miscellaneous                                                                    14
                                                                                --------
       TOTAL OPERATING EXPENSES                                                    1,049
     Interest expense                                                                212
     Dividends on securities sold, not yet purchased                                  48
                                                                                --------
       TOTAL EXPENSES                                                              1,309
                                                                                --------
       NET INVESTMENT LOSS                                                          (334)
                                                                                --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  REALIZED GAIN (LOSS) ON INVESTMENTS:
     Investment securities                                                        37,360
     Foreign securities                                                              (80)
     Purchased options                                                             3,110
     Written options                                                                 373
     Futures transactions                                                           (184)
     Securities sold, not yet purchased                                           (7,378)
                                                                                --------
         NET REALIZED GAIN ON INVESTMENTS                                         33,201
                                                                                --------
   NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                            6,072
                                                                                --------
         NET REALIZED AND UNREALIZED GAIN                                         39,273
                                                                                --------
         INCREASE IN PARTNERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES       $ 38,939
                                                                                ========

The accompanying notes are an integral part of these financial statements.

 AUGUSTA PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 1999     DECEMBER 31, 1998
                                                         (UNAUDITED)

FROM INVESTMENT ACTIVITIES
   Net investment loss                                       $   (334)          $   (361)
   Net realized gain on investments                            33,201             13,777
   Net change in unrealized appreciation on
      investments                                               6,072             10,678
                                                             --------           --------
      INCREASE IN PARTNERS' CAPITAL
      DERIVED FROM INVESTMENT ACTIVITIES                       38,939             24,094

PARTNERS' CAPITAL TRANSACTIONS
   Capital contributions                                        1,975              9,618
   Capital withdrawals - General Partner                          (97)            (5,067)
   Capital withdrawals - Limited Partners                          (0)           (38,960)
                                                             --------           --------

      INCREASE (DECREASE) IN PARTNERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                         1,878            (34,409)


      PARTNERS' CAPITAL AT BEGINNING OF PERIOD                118,451            128,766
                                                             --------           --------

      PARTNERS' CAPITAL AT END OF PERIOD                     $159,268           $118,451
                                                             ========           ========

The accompanying notes are an integral part of these financial statements.
                                      -3-

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




     1.  ORGANIZATION

         Augusta Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the Second Amended and Restated Limited Partnership Agreement, dated as of February 10, 1999. The Partnership's investment objective is to achieve capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly-traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers and in bonds, options and other fixed-income securities of U.S. and foreign issuers, as well as other financial instruments.

         There are four "Individual General Partners", who serve as the governing board of the Partnership, and a "Manager." The Manager is Augusta Management, L.L.C., whose principal members are CIBC World Markets Corp. (formerly CIBC Oppenheimer Corp.) and Ardsley Advisory Partners ("Ardsley"). Investment professionals at Ardsley manage the Partnership's investment portfolio on behalf of the Manager under the supervision of CIBC World Market Corp. ("CIBC WM").

         The acceptance of initial and additional contributions is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Individual General Partners that the Partnership repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         a.   PORTFOLIO VALUATION

         Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------



     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.   PORTFOLIO VALUATION (CONTINUED)

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities held short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------



     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.   PORTFOLIO VALUATION (CONTINUED)

         The Partnership may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and nonhedging purposes. These contracts are valued at fair value with the resulting gains and losses included in net gain from investment transactions. The Partnership did not hold any financial futures, foreign exchange options or foreign currency forward contracts at June 30, 1999.

         b.   ORGANIZATION COSTS

         The expenses incurred by the Partnership in connection with its organization are being amortized over a 60-month period beginning with the commencement of operations on September 4, 1996.

         c.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership will be made. The Partners are individually liable for the income taxes on their share of the Partnership's income.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services to the Partnership. In exchange for such services, the Partnership pays CIBC WM a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the six months ended June 30, 1999, CIBC WM earned $16,680 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of a twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------


     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each Independent Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fee from the Partnership. One Individual General Partner is an "interested person" of the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 1999, fees (including meeting fees and the annual retainer) and expenses paid to the Individual General Partners totaled $21,790.

         Chase Manhattan Bank serves as Custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership,   and  in  that  capacity  provides  certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 1999, amounted to $444,534,548 and $479,561,377, respectively.

         At June 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 1999, accumulated net unrealized appreciation on investments, options, and securities sold, not yet purchased, was $33,127,316, consisting of $33,539,336 gross unrealized appreciation and $412,020 gross unrealized depreciation.

         Due from broker represents receivables and payables from unsettled security trades, securities sold, not yet purchased and written options.

5.       SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 1999, the Partnership did not have any margin borrowings outstanding. For the six months ended June 30, 1999, the average daily amount of such borrowings was $6,106,931.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------


     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Partners' Capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         The Partnership's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Partnership may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. At June 30, 1999, the Partnership had no spot currency, futures or forward contracts outstanding.

         Securities sold, not yet purchased represent obligations of the Partnership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Partners' Capital.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss. In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security or currency underlying the written option.

         Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------


     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Transactions in purchased options were as follows:

                                                 CALL OPTIONS                  PUT OPTIONS
                                        --------------------------   ---------------------------
                                           NUMBER        AMOUNT OF      NUMBER         AMOUNT OF
                                        OF CONTRACTS      PREMIUM    OF CONTRACTS        PREMIUM
                                        ------------     ---------   ------------      ---------

              Beginning balance            38,670       $1,751,338           480      $  721,440
              Options purchased            20,805        6,800,008         6,225       2,700,462
              Options closed              (52,785)      (5,390,300)       (6,705)     (3,421,902)
              Expired options             (   840)      (  448,770)            0               0
                                          -------        ---------       -------       ---------
              Options outstanding at
                 June 30, 1999              5,850       $2,712,276             0       $       0
                                          =======       ==========       =======       =========


         Transactions in written options were as follows:

                                                  CALL OPTIONS                  PUT OPTIONS
                                        --------------------------   ---------------------------
                                           NUMBER        AMOUNT OF      NUMBER         AMOUNT OF
                                        OF CONTRACTS      PREMIUM    OF CONTRACTS        PREMIUM
                                        ------------     ---------   ------------      ---------
              Beginning balance            11,560     $  5,326,060             0        $      0
              Options written              37,892       15,139,964           280         170,654
              Options closed              (32,349)     (16,377,739)         (280)       (170,654)
              Expired options             (10,974)      (2,650,699)            0               0
              Options split                 1,045                0             0               0
                                          -------      -----------          ----        --------
              Options outstanding at
                 June 30, 1999              7,174     $  1,437,586             0        $      0
                                          =======      ===========          ====        ========

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The  Partnership   maintains   positions  in  a  variety  of  financial
         instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                               NET GAINS / (LOSSES)
                                             FOR THE SIX MONTHS ENDED
                                                  JUNE 30, 1999
                                             ------------------------

           Equity securities                       $35,759,369
           Equity options                            3,549,606
           Equity index options                       (529,445)
           Written options                             408,180
           Fixed income securities                     499,912
           Futures                                    (183,773)
           FOREIGN SECURITIES:
                     Equities                         (230,831)
                                                   -----------
                                                   $39,273,018
                                                   ===========

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                AVERAGE MARKET VALUE
                            MARKET VALUE AT    FOR SIX MONTHS ENDED
                             JUNE 30, 1999         JUNE 30, 1999
                             -------------     ---------------------
        ASSETS:
           Equity options      $ 4,031,250           $ 1,881,502


       LIABILITIES:
           Written options    ($ 1,296,412)         ($ 2,991,661)

         Average market values presented above are based upon month-end market values during the six months ended June 30, 1999.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for each period.

                                                                                SEPTEMBER 4, 1996
                                     SIX MONTHS      YEAR           YEAR       (COMMENCEMENT OF
                                        ENDED        ENDED          ENDED         OPERATIONS) TO
                                       JUNE 30,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
                                         1999        1998            1997               1996

Ratio of net investment loss to
   average net assets                   (0.52%)*      (0.25%)        (0.48%)         (0.83%)*
Ratio of operating expenses to
   average net assets                    1.62%*        1.57%          1.61%           2.27%*
Ratio of interest expense to
   average net assets                    0.33%*        0.18%          0.07%           0.01%*
Ratio of dividends on securities
   sold, not yet purchased
   to average net assets                 0.08%*        0.12%          0.12%           0.06%*
Total return ***                        32.36%        17.45%         25.94%          17.20%
Portfolio turnover rate                   312%          723%           627%            215%
Average commission rate paid **       $ 0.0592      $ 0.0584       $ 0.0527         $ 0.0569
Average debt ratio                       4.69%         2.19%          1.04%           0.28%

   *     Annualized.
   **    Average commission rate paid on purchases and sales of investment securities held long.
   ***   Total return assumes a purchase of a Limited  Partnership  interest in the Partnership on the first day and a sale of the Limited Partnership interest on the last day of the period noted, before incentive allocation to the Manager, if any. Total returns for a period of less than a full year are not annualized.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------



9.       YEAR 2000

         Like other investment companies and financial and business organizations around the world, the Partnership could be adversely affected if the computer systems it uses and those used by the Partnership's brokers and other major service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

         The Partnership has assessed its computer systems and the systems compliance issues of its brokers and other major service providers. The Partnership has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems it uses and has obtained satisfactory assurances that comparable steps are being taken by its brokers and other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to address all Year 2000 Issues. The inability of the Partnership or its third party providers to timely complete all necessary procedures to address the Year 2000 Issue could have a material adverse effect on the Partnership's operations. Management will continue to monitor the status of and its exposure to this issue. For the six months ended June 30, 1999, the Partnership incurred no Year 2000 related expenses, and it does not expect to incur significant Year 2000 expenses in the future.

         The Partnership intends to develop contingency plans designed to ensure
         that  third  party   non-compliance  will  not  materially  affect  the
         Partnership's operations.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
                                                                    MARKET VALUE
SHARES
            COMMON STOCKS - 91.94%
             AGRICULTURAL OPERATIONS - 1.29%
    65,000       Delta and Pine Land Co.                            $ 2,047,500
                                                                    -----------

             APPAREL MANUFACTURERS - 0.97%
    45,000       Jones Apparel Group, Inc. *                          1,544,085
                                                                    -----------

             APPLICATIONS SOFTWARE - 0.73%
    45,000       Peregrine Systems, Inc.                              1,155,960
                                                                    -----------

             CABLE TV - 4.10%
    45,000       Century Communications Corp., Class A *              2,070,000
    60,000       MediaOne Group, Inc. *                     (a)       4,462,500
                                                                    -----------
                                                                      6,532,500
                                                                    -----------

             CELLULAR TELECOMMUNICATIONS - 1.21%
    15,000       Telecel-Communicacoes Pessoais, SA                   1,933,627
                                                                    -----------

             COMPUTER SOFTWARE - 2.38%
   100,000       Aspect Development, Inc. *                           1,850,000
   140,000       Parametric Technology Corp. *                        1,942,500
                                                                    -----------
                                                                      3,792,500
                                                                    -----------

             COMPUTERS - INTEGRATED SYSTEMS - 2.23%
    75,000       Saville Systems PLC, Sponsored ADR *       (a)       1,087,500
   150,000       Silicon Graphics, Inc. *                             2,456,250
                                                                    -----------
                                                                      3,543,750
                                                                    -----------

             CONSULTING SERVICES - 1.69%
   105,000       Comdisco, Inc.                                       2,690,625
                                                                    -----------

             DIALYSIS CENTERS - 1.95%
   200,000       Total Renal Care Holdings, Inc. *          (a)       3,112,600
                                                                    -----------

             DIVERSIFIED MANUFACTURING OPERATIONS - 9.52%
   160,000       Tyco International Ltd.                    (b)      15,160,000
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
                                                                    MARKET VALUE
SHARES
            COMMON STOCK - (CONTINUED)
             DRUG DELIVERY SYSTEMS - 1.74%
   120,000       Alkermes, Inc. *                                   $ 2,775,000
                                                                    -----------

             FINANCE - CREDIT CARD - 4.12%
   100,000       CompuCredit Corp.                          (a)       1,900,000
    50,000       Providian Financial Corp.                            4,662,500
                                                                    -----------
                                                                      6,562,500
                                                                    -----------

             HEALTHCARE COST CONTAINMENT - 4.05%
   600,000       Medaphis Corp. *                           (a)       3,450,000
   400,000       MedPartners, Inc. *                        (a)       3,000,000
                                                                    -----------
                                                                      6,450,000
                                                                    -----------

             INTERNET SOFTWARE - 0.11%
     5,000       Northpoint Communications Group, Inc.                  182,500
                                                                    -----------

             MEDICAL-BIOMEDICAL/GENE - 0.73%
    25,000       Centocor, Inc.                                       1,165,625
                                                                    -----------

             MEDICAL - DRUGS - 2.32%
    80,000       Forest Laboratories, Inc. *                          3,700,000
                                                                    -----------

             MEDICAL INFORMATION SYSTEMS - 4.42%
   225,000       IMS Health, Inc.                                     7,031,250
                                                                    -----------

             NETWORKING PRODUCTS - 1.82%
    45,000       Cisco Systems, Inc. *                                2,899,710
                                                                    -----------

             OFFICE AUTOMATION & EQUIPMENT - 1.41%
   400,000       Danka Business Systems PLC, Sponsored ADR            2,250,000
                                                                    -----------

             OIL EXPLORATION & PRODUCTION - 4.49%
    70,000       Andarko Petroleum Corp.                    (a)       2,576,910
   325,000       Ocean Energy, Inc. *                       (a)       3,128,125
   135,000       Vintage Petroleum, Inc.                              1,451,250
                                                                    -----------
                                                                      7,156,285
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 1999
                                                                    MARKET VALUE
SHARES
            COMMON STOCK - (CONTINUED)
             OIL/GAS DRILLING - 1.07%
   125,000       Marine Drilling Companies, Inc. *                  $ 1,711,000
                                                                    -----------

             PHARMACY SERVICES - 1.70%
   215,000       OmniCare, Inc.                                       2,714,375
                                                                    -----------

             PROPERTY/CASUALTY INSURANCE - 2.13%
   120,000       Ace Ltd.                                             3,390,000
                                                                    -----------

             RETAIL - RESTAURANTS - 2.47%
   100,000       Outback Steakhouse, Inc. *                           3,931,300
                                                                    -----------

             TELECOMMUNICATIONS EQUIPMENT - 8.20%
    75,000       Associated Group, Inc., Class B *                    4,889,100
    30,000       General Instrument Corp.                             1,275,000
   205,000       Superior TeleCom, Inc. *                   (a)       5,125,000
   125,000       World Access, Inc. *                                 1,765,625
                                                                    -----------
                                                                     13,054,725
                                                                    -----------

             TELECOMMUNICATIONS SERVICES - 15.23%
    75,000       Frontier Corp.                                       4,396,875
    50,000       Global TeleSystems Group, Inc. *                     4,050,000
   175,000       ICG Communications, Inc. *                           3,740,625
   140,000       NTL, Inc. *                                (a)      12,066,320
                                                                    -----------
                                                                     24,253,820
                                                                    -----------

             TELEPHONE - INTEGRATED - 2.62%
    45,000       AT&T Corp.                                           2,511,585
   150,000       Hellenic Telecommunications
                  Organization, S.A., ADR                             1,659,450
                                                                    -----------
                                                                      4,171,035
                                                                    -----------

             TELEPHONE - LOCAL - 2.07%
    45,000       Telephone and Data Systems, Inc.                     3,290,625
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
                                                                   MARKET VALUE
SHARES
            COMMON STOCK - (CONTINUED)
             TELEPHONE - LONG DISTANCE - 2.71%
   125,000       Embratel Participacoes S.A., ADR                  $  1,734,375
    30,000       MCI WorldCom, Inc. *                                 2,581,890
                                                                   ------------
                                                                      4,316,265
                                                                   ------------

             THERAPEUTICS - 2.46%
    75,000       Gilead Sciences, Inc. *                              3,918,750
                                                                   ------------


                 TOTAL COMMON STOCKS (COST $115,555,791)            146,437,912
                                                                   ============

            PREFERRED STOCK - 4.73%
             BROADCASTING SERVICES/PROGRAMMING - 4.73%
   150,000       United Global Convertible Preferred, 7.00%           7,537,500
                                                                   ------------

                 TOTAL PREFERRED STOCK (COST $7,500,000)              7,537,500
                                                                   ============

            WARRANTS - 0.19%
             TELECOMMUNICATIONS SERVICES - 0.19%
     6,000       FirstWorld Communications, $0.01, 04/15/08             300,000
                                                                   ------------

                 TOTAL WARRANTS (COST $60,000)                          300,000
                                                                   ============

    FACE
   AMOUNT
            CONVERTIBLE BONDS - 3.03%
                 TELECOMMUNICATIONS SERVICES - 3.03%
$6,000,000       FirstWorld Communications,
                 0.00%, 04/15/08, 144A **                             3,120,000
 5,000,000       SmarTalk TeleServices, Inc., 5.75%, 9/15/04 *        1,700,000
                                                                   ------------
                                                                      4,820,000
                                                                   ------------
                 TOTAL CONVERTIBLE BONDS (COST $4,050,695)            4,820,000
                                                                   ============

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
                                                                    MARKET VALUE
NUMBER OF
CONTRACTS
            CALL OPTIONS - 2.53%
             COMPUTER SOFTWARE - 1.79%
       600       Microsoft Corp., 07/17/99, $80.00                 $    637,500
     3,000       Oracle Corp., 07/17/99, $30.00                       2,212,500
                                                                   ------------
                                                                      2,850,000
                                                                   ------------

             ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.32%
     1,500       National Semiconductor, 07/17/99, $22.50               506,250
                                                                   ------------

             MEDICAL - DRUGS - 0.42%
       750       Warner-Lambert Co., 07/17/99, $60.00                   675,000
                                                                   ------------

                 TOTAL CALL OPTIONS (COST $2,712,276)                 4,031,250
                                                                   ============

                 TOTAL INVESTMENTS (COST $129,878,762) - 102.42%    163,126,662
                                                                   ============
                 OTHER ASSETS, LESS LIABILITIES - (2.42%)            (3,858,355)
                                                                   ------------

                 NET ASSETS - 100.00%                              $159,268,307
                                                                   ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b) Partially or wholly held in a pledged account by the Custodian as collateral for open written options.
*   Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified buyers. At June 30, 1999, this security amounted to $3,120,000 or 1.96% of net assets.

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 1999
                                                                    MARKET VALUE
SHARES
            SHORT COMMON STOCK - (10.20%)
             APPLICATIONS SOFTWARE - (0.40%)
    15,000       I2 Technologies, Inc.                              $  (645,000)
                                                                    -----------

             COMMERCIAL BANKS - SOUTHERN U.S. - (0.69%)
    55,000       Synovus Financial Corp.                             (1,093,125)
                                                                    -----------

             ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.54%)
    15,000       TriQuint Semiconductor, Inc.                          (852,188)
                                                                    -----------

             FIBER OPTICS - (1.42%)
    75,000       Ciena Corp.                                         (2,264,063)
                                                                    -----------

             FINANCE - INVESTMENT BANKER/BROKER - (0.21%)
    10,000       Wit Capital Group, Inc.                               (340,000)
                                                                    -----------

             FINANCE - MORTGAGE LOAN/BANKER - (0.64%)
    15,000       Federal National Mortgage Association               (1,025,625)
                                                                    -----------

             INTERNET CONTENT - (0.33%)
    10,000       Media Metrix, Inc.                                    (532,500)
                                                                    -----------

             INTERNET SOFTWARE - (0.22%)
    15,000       Juno Online Services, Inc.                            (345,000)
                                                                    -----------

             MACHINERY - ELECTRICAL - (0.76%)
    22,500       W.W. Grainger, Inc.                                 (1,210,793)
                                                                    -----------

             MEDICAL PRODUCTS - (0.48%)
    25,596       Closure Medical Corp.                                 (767,880)
                                                                    -----------

             RETAIL - APPAREL/SHOES - (0.95%)
    37,500       The Children's Place Retail Stores, Inc.            (1,518,750)
                                                                    -----------

             RETAIL - INTERNET - (0.12%)
    10,000       OnSale, Inc.                                          (189,375)
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
                                                                    MARKET VALUE
SHARES
            SHORT COMMON STOCK - (CONTINUED)
             RETAIL - OFFICE SUPPLIES - (0.73%)
    52,500       Office Depot, Inc.                                $ (1,158,281)
                                                                   ------------

             TELECOMMUNICATIONS EQUIPMENT - (0.61%)
    20,000       Tut Systems, Inc.                                     (978,760)
                                                                   ------------

             TELEPHONE - INTEGRATED - (0.80%)
    30,000       Deutsche Telekom AG, Sponsored ADR                  (1,267,500)
                                                                   ------------

             THERAPEUTICS - (1.02%)
    75,000       Biomatrix, Inc.                                     (1,617,225)
                                                                   ------------

             WIRELESS EQUIPMENT - (0.28%)
    10,000       Carrier Access Corp.                                  (438,130)
                                                                   ------------

                 TOTAL SHORT COMMON STOCK (PROCEEDS $15,982,437)   $(16,244,195)
                                                                   ============

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
                                                                    MARKET VALUE
NUMBER OF
CONTRACTS
            WRITTEN CALL OPTIONS - (0.81%)
             AGRICULTURAL BIOTECH - (0.07%)
       474       Monsanto Co., 10/16/99, $45.00                     $  (106,650)
                                                                    -----------

             APPAREL MANUFACTURERS - (0.04%)
       300       Jones Apparel Group, Inc., 08/21/99, $35.00            (67,500)
                                                                    -----------

             COMPUTER SOFTWARE - (0.19%)
       575       Aspect Development, Inc., 07/17/99, $15.00            (186,875)
       430       Aspect Development, Inc., 07/17/99, $17.50             (56,459)
       600       Microsoft Corp., 07/17/99, $95 .00                     (63,780)
                                                                    -----------
                                                                       (307,114)
                                                                    -----------

             COMPUTERS - INTEGRATED SYSTEMS - (0.13%)
       750       Saville Systems, PLC, 08/21/99, $25.00                 (16,875)
     1,500       Silicon Graphics, Inc., 08/21/99, $17.50              (187,500)
                                                                    -----------
                                                                       (204,375)
                                                                    -----------

             COSMETICS & TOILETRIES - (0.14%)
       220       Colgate-Palmolive Co., 01/22/00, $100.00              (222,750)
                                                                    -----------

             FINANCE - CREDIT CARD - (0.03%)
       175       Providian Financial Corp., 07/17/99, $95.00            (54,688)
                                                                    -----------

             RETAIL - RESTAURANTS - (0.11%)
       750       Outback Steakhouse, Inc., 08/21/99, $40.00            (182,850)
                                                                    -----------

             TELECOMMUNICATIONS EQUIPMENT - (0.04%)
       375       ADC Telecommunications, Inc., 07/17/99, $50.00         (60,935)
                                                                    -----------

             TELECOMMUNICATIONS SERVICES - (0.03%)
       500       Global TeleSystems, Inc., 07/17/99, $95.00             (37,500)
       150       NTL, Inc., 07/17/99, $100.00                            (7,500)
                                                                    -----------
                                                                        (45,000)
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
                                                                    MARKET VALUE
NUMBER OF
CONTRACTS
            WRITTEN CALL OPTIONS - (CONTINUED)
              Therapeutics - (0.03%)
       375       Gilead Sciences, Inc., 07/17/99, $55.00            $   (44,550)
                                                                    -----------

                 TOTAL WRITTEN CALL OPTIONS (PREMIUM $1,437,586)    $(1,296,412)
                                                                    ===========

The accompanying notes are an integral part of these financial statements.